Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Percentage by which estimated fair value exceeds the carrying value of assets	10.00%
Goodwill Impairments	$ 0
Aggregate intangible amortization expense charged to comprehensive income (loss)	24,400,000	24,400,000	24,300,000
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss on indefinite-lived intangible assets	$ 38,000,000	$ 2,000,000